Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property Plant And Equipment
Property, plant and equipment

Note 19 Property, plant and equipment

Property, plant and equipment movements are detailed as follows:

	Land, buildings and construction	Machinery and equipment	Bottles and containers	Others Equipment	Assets under contruction	Furniture, accessories and vehicles	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2022
Historic cost	790,813,382	691,181,931	194,726,856	147,793,572	195,282,050	83,225,686	38,465,102	2,141,488,579
Accumulated depreciation	(252,590,764)	(376,384,175)	(116,338,645)	(101,641,643)	–	(56,210,408)	(16,061,490)	(919,227,125)
Book Value	538,222,618	314,797,756	78,388,211	46,151,929	195,282,050	27,015,278	22,403,612	1,222,261,454

As of December 31, 2022
Additions	–	–	–	–	197,387,873	–	–	197,387,873
Transfers	61,166,714	79,898,704	22,694,028	19,887,613	(200,131,448)	9,568,259	6,915,853	(277)
Transfers to Assets held for sale (cost)	(1,765,306)	(36,934)	–	–	–	–	(615,461)	(2,417,701)
Transfers to Assets held for sale (depreciation)	30,707	29,939	–	–	–	–	287,546	348,192
Transfers from Assets held from sale (cost)	1,770,547	–	–	–	–	–	–	1,770,547
Conversion effect historic (cost)	(29,680,592)	(54,111,392)	(34,138,268)	(9,104,748)	(7,821,487)	(781,851)	(2,238,221)	(137,876,559)
Write off (cost)	(6,648,641)	(9,972,059)	(2,248,000)	(84,791)	–	(1,255,691)	–	(20,209,182)
Write off (depreciation)	6,535,423	9,970,855	2,172,805	77,589	–	1,254,399	–	20,011,071
Capitalized interests	–	–	–	–	797,442	–	–	797,442
Depreciation	(24,493,237)	(38,579,233)	(25,171,425)	(15,552,044)	–	(6,609,355)	(1,808,857)	(112,214,151)
Conversion effect (depreciation)	1,821,057	8,082,936	14,171,760	5,747,971	–	528,252	–	30,351,976
Others increases (decreases) (1)	34,879,083	59,737,810	27,530,952	4,432,463	25,533,318	271,976	5,587,805	157,973,407
Divestitures (cost)	(401,557)	(65,792)	(20,065,136)	(7,645,330)	–	(629,411)	(392,883)	(29,200,109)
Divestitures (depreciation)	63,935	50,276	19,750,911	7,307,878	–	365,518	323,801	27,862,319
Sub-Total	43,278,133	55,005,110	4,697,627	5,066,601	15,765,698	2,712,096	8,059,583	134,584,848
Book Value	581,500,751	369,802,866	83,085,838	51,218,530	211,047,748	29,727,374	30,463,195	1,356,846,302

As of December 31, 2022
Historic cost	862,106,306	813,091,440	253,015,079	164,415,831	211,047,748	91,014,222	48,703,199	2,443,393,825
Accumulated depreciation	(280,605,555)	(443,288,574)	(169,929,241)	(113,197,301)	–	(61,286,848)	(18,240,004)	(1,086,547,523)
Book Value	581,500,751	369,802,866	83,085,838	51,218,530	211,047,748	29,727,374	30,463,195	1,356,846,302

As of December 31, 2023
Additions	–	–	–	–	138,289,044	–	–	138,289,044
Additions for business combinations (cost) (2)	181,006	534,269	–	–	–	79,094	–	794,369
Additions for business combinations (depreciation) (2)	(18,054)	(100,613)	–	–	–	(20,076)	–	(138,743)
Transfers	48,036,193	67,714,703	26,923,762	18,748,098	(174,281,473)	12,850,863	7,854	–
Non-current assets of disposal groups classified as held for sale (cost) (3)	(20,207,777)	–	–	–	–	–	–	(20,207,777)
Conversion effect historic (cost)	(63,104,205)	(113,528,101)	(67,485,035)	(15,443,833)	(30,065,398)	(1,280,069)	(6,081,394)	(296,988,035)
Write off (cost)	(409,818)	(3,694,017)	(1,745,448)	(1,013,849)	–	(469,211)	–	(7,332,343)
Write off (depreciation)	375,578	3,245,257	1,568,049	1,013,399	–	433,053	–	6,635,336
Capitalized interests	–	–	–	–	761,764	–	–	761,764
Depreciation	(24,989,553)	(33,391,578)	(21,216,223)	(13,532,247)	–	(9,853,805)	(1,982,689)	(104,966,095)
Conversion effect (depreciation)	3,365,254	16,180,666	26,110,062	9,095,329	–	280,915	900,299	55,932,525
Others increases (decreases) (1)	36,545,275	63,049,635	25,926,231	2,886,596	13,403,899	65,091	3,686,922	145,563,649
Divestitures (cost)	(1,916,386)	(2,683,843)	(7,033,035)	(3,109,155)	–	(577,033)	(2,919,093)	(18,238,545)
Divestitures (depreciation)	1,823,097	2,519,811	6,862,886	2,917,906	–	519,197	2,393,347	17,036,244
Sub-Total	(20,319,390)	(153,811)	(10,088,751)	1,562,244	(51,892,164)	2,028,019	(3,994,754)	(82,858,607)
Book Value	561,181,361	369,649,055	72,997,087	52,780,774	159,155,584	31,755,393	26,468,441	1,273,987,695

As of December 31, 2023
Historic cost	861,973,319	829,082,360	229,128,739	167,059,351	159,155,584	102,103,144	44,781,727	2,393,284,224
Accumulated depreciation	(300,791,958)	(459,433,305)	(156,131,652)	(114,278,577)	–	(70,347,751)	(18,313,286)	(1,119,296,529)
Book Value	561,181,361	369,649,055	72,997,087	52,780,774	159,155,584	31,755,393	26,468,441	1,273,987,695
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”
(2)	See Note 1 - General information, letter C), number (12).
(3)	See Note 1 - Note 14 Non-current assets of disposal groups classified as held for sale, letter a).

The balance of the land at the end of each year is as follows:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Land	253,143,223	280,329,704
Total	253,143,223	280,329,704

Capitalized interest as of December 31, 2023 amounted ThCh$ 761,764 (ThCh$ 797,442 as of December 31, 2022 and ThCh$ 1,074,074 as of December 31,2021, using an annually capitalization rate of 3.15% (3.64% as of December 31, 2022 and 2.04% as of December 31,2021).

The Company, through its subsidiary Viña San Pedro Tarapacá S.A., has biological assets corresponding to vines that produce grapes. The vines are segmented into those under formation and those under production, and they are grown both on leased and owned land, The grapes harvested from these vines are used in the manufacturing of wine, which is marketed both in the domestic market and abroad.

As of December 31, 2023, the Company maintained approximately 4,874 hectares of which 4,433 are for vines in production stage. Of the total hectares mentioned above, 4,271 correspond to own land and 162 to leased land.

The vines under formation are recorded at historic cost, and only start being depreciated when they are transferred to the production phase, which occurs in the majority of cases in the third year after plantation, when they start producing grapes commercially (in volumes that justify their production-oriented handling and later harvest).

During 2023, the production in plant vines yield was approximately 63.5 million kilos of grapes (58.7 million kilos of grapes in 2022).

By the nature of business of the Company, in the value of the assets it is not considered to start an allowance for cost of dismantling, removal or restoration.

In relation to impairment losses on Property, plant and equipment, Management has analyzed internal and external indicators and has not found evidence of impairment at December 31, 2023.

The depreciation year ended as of December 31, 2023 and 2022, recognized in net income and other assets is as follows:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Recognized in net incomes (*)	103,974,693	111,196,521
Recognized in others assets	991,402	1,017,630
Total	104,966,095	112,214,151

(*) Includes ThCh$ 1,724,762 (ThCh$ 1,772,514 as of December 31, 2022) of depreciation of agricultural assets (barrels), related to the cost of selling wine.